Client Concenrations - Schedule of Accounts Receivable Concentrations by Customer (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Customer A [Member]
Schedule of Accounts Receivable Concentrations by Customer [Line Items]
Accounts Receivable Concentration, Percentage	27.00%	12.00%	0.00%
Customer B [Member]
Schedule of Accounts Receivable Concentrations by Customer [Line Items]
Accounts Receivable Concentration, Percentage	23.00%	23.00%	2.00%
Customer C [Member]
Schedule of Accounts Receivable Concentrations by Customer [Line Items]
Accounts Receivable Concentration, Percentage	21.00%	34.00%	31.00%
Customer D [Member]
Schedule of Accounts Receivable Concentrations by Customer [Line Items]
Accounts Receivable Concentration, Percentage	20.00%	0.00%	0.00%
Customer E [Member]
Schedule of Accounts Receivable Concentrations by Customer [Line Items]
Accounts Receivable Concentration, Percentage	0.00%	13.00%	32.00%
Total Customers [Member]
Schedule of Accounts Receivable Concentrations by Customer [Line Items]
Accounts Receivable Concentration, Percentage	90.00%	82.00%	66.00%